Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 08, 2022	Jul. 11, 2022	Dec. 31, 2021	May 28, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 26, 2021	Jan. 29, 2021	Jan. 27, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 30, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Feb. 28, 2020
C000260041
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Enhanced Pre-Merger SPAC ETF
Account Value	$ 12,568	$ 11,401		$ 10,826	$ 10,218		$ 10,000
C000260042
Account Value [Line Items]
Line Graph and Table Measure Name	RiverNorth Patriot ETF
Account Value	$ 12,222	11,463		9,881	8,810			$ 10,000
C000260043
Account Value [Line Items]
Line Graph and Table Measure Name	Polen Dividend Income ETF
Account Value	$ 17,071	14,636		12,360	12,442			12,017						$ 10,000
C000260044
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Active Yield ETF
Account Value	$ 9,724	10,398	$ 10,000
C000260045
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Eagle Global Renewable Energy Income ETF
Account Value	$ 11,959	8,775		9,472	9,982	$ 10,000
C000259963
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (April) ETF
Account Value	$ 16,433	14,559		12,286	10,051			11,349			$ 10,000
C000259967
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (August) ETF
Account Value	$ 18,914	16,679		14,126	12,040			13,440							$ 11,131					$ 10,000
C000259968
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (December) ETF
Account Value	$ 17,583	15,661		13,168	11,129			12,222							10,172	$ 10,000
C000259969
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (February) ETF
Account Value	$ 17,219	15,256		13,044	10,811			12,056					$ 10,000
C000259970
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (January) ETF
Account Value	$ 17,038	15,162		12,834	10,776			12,166							10,000
C000259971
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (July) ETF
Account Value	$ 20,158	17,823		14,999	12,749			14,063							11,655						$ 10,000
C000259972
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (June) ETF
Account Value	$ 14,853	13,177		11,224	9,570			10,996	$ 10,000
C000259973
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (March) ETF
Account Value	$ 16,386	14,525		12,311	10,227			11,714				$ 10,000
C000259974
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (May) ETF
Account Value	$ 14,688	12,928		10,983	9,476			11,017		$ 10,000
C000259964
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (November) ETF
Account Value	$ 19,254	17,047		14,308	12,119			13,403							11,035		$ 10,000
C000259965
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (October) ETF
Account Value	$ 18,623	16,504		13,879	11,744			13,082							10,857			$ 10,000
C000259966
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Structured Outcome (September) ETF
Account Value	$ 18,645	16,495		13,945	11,823			12,924							10,608				$ 10,000
C000260046
Account Value [Line Items]
Line Graph and Table Measure Name	TrueShares Technology, AI & Deep Learning ETF
Account Value	$ 19,081	15,612		15,305	9,158			18,869							19,052							$ 10,000
ICE BofA US Broad Market Index
Account Value [Line Items]
Account Value	11,102	10,361		10,211	9,689		10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	15,241	12,929		10,342	8,189			10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,627	16,650		13,318	10,546			12,878						10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	13,898	11,790	$ 10,000
MSCI World Net Total Return Index
Account Value [Line Items]
Account Value	17,350	14,328		12,074	9,754	10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	18,475	15,673		12,536	9,927			12,122			$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	22,684	19,243		15,392	12,188			14,884							11,564					$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	20,370	17,280		13,822	10,945			13,365							10,384	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,816	16,810		13,446	10,647			13,002					$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,616	16,640		13,310	10,540			12,871							10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	23,963	20,328		16,260	12,875			15,723							12,216						$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	17,417	14,775		11,818	9,358			11,428	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	19,284	16,359		13,085	10,361			12,653				$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	17,539	14,879		11,901	9,424			11,508		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	22,600	19,172		15,335	12,143			14,828							11,521		$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	21,999	18,662		14,927	11,820			14,434							11,215			$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	21,163	17,953		14,360	11,371			13,886							10,789				$ 10,000
NASDAQ Composite Total Return Index
Account Value [Line Items]
Account Value	28,358	23,409		18,066	12,490			18,514							$ 15,153							$ 10,000
ICE BofA US Treasuries 0-3 Years Index
Account Value [Line Items]
Account Value	11,437	10,907		10,442	9,989		$ 10,000
S&P 900 Total Return Index
Account Value [Line Items]
Account Value	15,069	12,846		10,330	8,218			10,000
MSCI USA High Dividend Yield USD Risk Premia Index
Account Value [Line Items]
Account Value	13,541	12,464		11,501	11,111			$ 11,897						$ 10,000
S&P Global Infrastructure Total Return Index
Account Value [Line Items]
Account Value	$ 14,829	$ 12,097		$ 10,510	$ 9,842	$ 10,000